Apr. 07, 2017
AMERICAN CENTURY INVESTMENT TRUST | Prime Money Market Fund

American Century Investment Trust Prospectus Supplement
Prime Money Market Fund U.S. Government Money Market Fund
Supplement dated April 10, 2017 ■ Prospectuses dated August 1, 2016

The following is added as the last sentence to the first paragraph under Fees and Expenses in the prospectuses.
Additional information about sales charge discounts can be found in Appendix A of the prospectus.